Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0001901164
Registrant Name	T. Rowe Price OHA Select Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES